BALANCE SHEETS (USD $)	Jul. 31, 2012	Jul. 31, 2011
ASSETS
Current Assets	$ 746	$ 18,327
Total Current Assets	746	18,327
Total Assets	746	18,327
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)
Accounts Payable	11,082
Note Payable	17,200
Total Current Liabilities	28,282
Stockholders' Equity (Deficiency):
Preferred Stock, $.0001 par value, 5,000,000 shares authorized, none issued and outstanding
Common Stock, $.0001 par value; 500,000,000 shares authorized, 10,000,000 shares issued and outstanding	1,000	1,000
Additional Paid-In Capital	34,650	34,650
Deficit Accumulated During the Development Stage	(63,186)	(17,323)
Total Stockholders' Equity (Deficiency)	(27,536)	18,327
Total Liabilities and Stockholders' Equity (Deficiency)	$ 746	$ 18,327